Acquisitions (Details)									12 Months Ended
	Oct. 01, 2025	Mar. 07, 2025 USD ($)	Jan. 10, 2025 USD ($) shares	Jan. 10, 2025 CHF (SFr) shares	Jan. 01, 2025 USD ($)	Oct. 07, 2024 USD ($) shares	Feb. 06, 2024 shares	Jan. 01, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Acquisitions [Line Items]
Acquired interest									44.68%
Revenue									$ 99,136,469	$ 31,425,751
Net income (loss) for the year after taxes									$ 62,405,727	$ (28,532,195)
Investment to acquire									100.00%	100.00%
Ownership percentage	44.68%								0.00%
Reflexivity [Member]
Acquisitions [Line Items]
Acquired interest							100.00%
Issuing common shares (in Shares) | shares							5,000,000
Stillman Digital [Member]
Acquisitions [Line Items]
Acquired interest						100.00%
Issuing common shares (in Shares) | shares						2,500,000
Revenue						$ 2,106,286		$ 7,190,309
Net income (loss) for the year after taxes						$ 711,519		$ 4,249,060
Stillman Digital [Member] | Lock Up Schedule [Member]
Acquisitions [Line Items]
Acquired interest						25.00%
Issuing common shares (in Shares) | shares						1,000,000
Neuronomics AG [Member]
Acquisitions [Line Items]
Issuing common shares (in Shares) | shares			186,304	186,304
Revenue		$ 19,013			$ 19,013
Net income (loss) for the year after taxes		$ 36,358			$ 114,695
Investment to acquire			10.00%	10.00%
Acquire to investment			$ 288,727	SFr 262,684
Payment shares (in Shares) | shares			152,433	152,433
Payment shares, percentage			50.00%	50.00%
Neuronomics AG [Member] | Bottom of range [member]
Acquisitions [Line Items]
Investment to acquire		10.00%
Neuronomics AG [Member] | Top of range [member]
Acquisitions [Line Items]
Investment to acquire		52.50%